COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14 — COMMITMENTS AND CONTINGENCIES

Change in Control Agreements

On September 29, 2015, the Company entered into change in control agreements (the “Agreements”) with its Chief Executive Officer (“CEO”) and its Chief Financial Officer (“CFO”).

The Agreements have initial terms of four years and automatically extend for additional one-year periods at the expiration of the initial term and on each anniversary thereafter unless either party notifies the other party of non-renewal no later than 30 days prior to such anniversary. Under the Agreements, the CEO and CFO are entitled to payments of $350,000 and $150,000, respectively, upon a change in control of the Company.

All payments under the Agreements are contingent upon the respective officer’s execution and non-revocation of a general release of claims against the Company.

Operating Lease Commitments

The Company leases its office facilities pursuant to a noncancelable operating lease expiring through February 2021. The minimum rental commitments under the facility lease at April 30, 2017 is summarized as follows:

Year ending April 30,
2018	$80,213
2019	80,213
2020	80,213
2021	66,844
Total minimum lease payments	$307,483

Rent expense for all operating leases was approximately $207,000 and $101,000 in 2017 and 2016, respectively.